Shareholder Report, Average Annual Return (Details) DFEF_International Large Cap Growth Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Large Cap Growth Portfolio – Institutional
Average Annual Return, Percent	20.08%	9.93%	7.91%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	12.74%	7.75%
MSCI World ex USA Growth Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Growth Index (net div.)
Average Annual Return, Percent	17.80%	8.18%	7.39%